Property, Plant and Equipment - Schedule of Future Operating Lease Payments for Land, Buildings and Equipment (Detail) - Land Buildings And Equipment [member] $ in Millions	Dec. 31, 2018 CLP ($)
Disclosure of detailed information about property, plant and equipment [line items]
Future Operating Lease Payments Land, Buildings and Equipment	$ 137,203
1 year [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future Operating Lease Payments Land, Buildings and Equipment	23,140
Later than one year and not later than five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future Operating Lease Payments Land, Buildings and Equipment	59,171
Later than five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future Operating Lease Payments Land, Buildings and Equipment	$ 54,892